Investments in Subsidiaries and Associates	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
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Investments in Subsidiaries and Associates
8.	Investments in subsidiaries and associates
The Group and Company have the following investments:

Subsidiary undertakings	Country of Incorporation	Principal Activity	Ownership (As at June 30, 2021)
Company:
Babylon Partners Limited	London, UK	Application development	100.0%
Babylon Healthcare Services Limited	London, UK	Digital Healthcare services	100.0%
Babylon Rwanda Limited	Kigali, Rwanda	Digital Healthcare services	100.0%
Babylon Inc.	Delaware, USA	Digital Healthcare services	100.0%
Babylon Malaysia SDN BDN	Kuala Lumpur, Malaysia	Digital Healthcare services	100.0%
Babylon International Limited	London, UK	Digital Healthcare services	100.0%
Babylon Health Ireland Limited	Cork, Ireland	Digital Healthcare services	100.0%
Babylon Singapore PTE Limited	Singapore	Digital Healthcare services	100.0%
Health Innovators Inc	Delaware, USA	Digital Healthcare services	78.0%
Babylon Acquisition Corp	Delaware, USA	Digital Healthcare services	100.0%
Babylon Technology LTDA	Brazil	Digital Healthcare services	100.0%
Group:
Babylon Healthcare Inc	Delaware, USA	Digital Healthcare services	100.0%
Babylon Healthcare NJ, PC	New Jersey, USA	Healthcare services	100.0%
Babylon Healthcare, PLLC	Maine, USA	Healthcare services	100.0%
Babylon Medical Group (formerly Marcus Zachary DO), PC	California, USA	Healthcare services	100.0%
California Telemedicine Associates, PC	California, USA	Healthcare services	100.0%
Telemedicine Associates, PC	Maine, USA	Healthcare services	100.0%
Babylon Healthcare, PC	Illinois, USA	Healthcare services	100.0%
Babylon Healthcare NC, PC	North Carolina, USA	Healthcare services	100.0%
Babylon Healthcare, PA	Pennsylvania, USA	Healthcare services	100.0%
Meritage Medical Network	California, USA	Healthcare services	100.0%
Meritage Health Ventures, LLC	California, USA	Healthcare services	100.0%

Subsidiary undertakings	Country of Incorporation	Principal Activity	Ownership (As at June 30, 2021)
Group:
Meritage Health Plan	California, USA	Healthcare services	100.0%
Meritage Management, LLC	California, USA	Healthcare services	100.0%
Meritage ACO, LLC	California, USA	Healthcare services	100.0%
First Choice 360 Care Solutions	California, USA	Healthcare services	100.0%

Investment in Associates:

Higi SH Holdings Inc.	Delaware, USA	Digital Healthcare services	25.0%
Health Innovators
Babylon acquired equity interests in Health Innovators Inc. in 2019. In the event of a liquidation, Babylon has a preferential right to recover amounts invested prior to other shareholders or receive its percentage of net assets of Health Innovators, whichever is greater. Since the acquisition date the net assets of Health Innovators Inc. have been less than Babylon’s total investment, therefore Babylon consolidates 100.0% of Health Innovators Inc.’s net assets and no NCI is recognized.
Higi
On May 15, 2020 Babylon Acquisition Corp. acquired 11.0% of the preference shares in Higi SH Holdings Inc. (“Higi”). Higi provides digital healthcare services via a network of Smart Health Stations located around the USA, the investment is in line with the Group’s objective to provide accessible and affordable healthcare.
The Group had the option to increase their shareholding in Higi to 25% exercisable over the period to June 2021 and subsequently has the option to purchase the remaining 75% of shares exercisable over the period to May 2023. At June 30, 2021 the total shareholding was 25.0%.
Higi is accounted for as an associate because the Group is able to demonstrate significant influence over Higi through representation on the board, the power to participate in policy. During the period to June 30, 2021 the Group did not have the substantive rights to exert control over Higi due to the existence of significant barriers that prevented exercise of the purchase option.
The following table summarizes the financial information of Higi as of June 30, 2021:

$’000
Non-current assets	684
Current Assets	8,250
Non-current liabilities	(7,000)
Current liabilities	(3,244)

Net assets (100%)	(1,310)
Revenue	4,621

Total comprehensive loss	(5,621)

As of June 30, 2021, our financial statements includes a total carrying amount of $12,600 thousand, total investment of $15,000 thousand and a loss of $1,276 thousand related to Higi. If the Group did have substantive rights to exert control over Higi, management estimates that consolidated losses would have been $80,135 thousand (higher by $4,346 thousand) and consolidated net assets would have been $56,710 thousand (lower by $1,090 thousand) for the six months ended June 30, 2021.
Professional service corporations
As discussed in Note 2, we consolidated certain professional service corporations (“PCs”) which are owned, directly or indirectly, and operated by licenses physicians. The following provides summary financial data for the PCs that are included in the Interim Financial Statements:

	June 30, 2021	December 31, 2020
	$’000	$’000
Total assets	66,489	35,535
Total liabilities	81,429	42,699

	Six Months Ended June 30,
	2021	2020
	$’000	$’000
Total revenues	35,786	1,036
Operating expenses:
Cost of care delivery	(36,710)	(942)
Sales, general and administrative expenses	(4,404)	(119)

Total operating expenses	(41,114)	(1,061)

16.	Investments in subsidiaries and associates
The Group and Company have the following investments:

Subsidiary undertakings	Country of Incorporation	Principal Activity	Ownership (As at December 31, 2020)	Ownership (As at December 31, 2019)
Company:
Babylon Partners Limited	London, UK	Application development	100.0%	100.0%
Babylon Healthcare Services Limited	London, UK	Digital Healthcare services	100.0%	100.0%
Babylon Rwanda Limited	Kigali, Rwanda	Digital Healthcare services	100.0%	100.0%
Babylon Inc.	Delaware, USA	Digital Healthcare services	100.0%	100.0%
Babylon Health Canada Limited	British Columbia, Canada	Digital Healthcare services	100.0%	100.0%
Babylon Malaysia SDN BDN	Kuala Lumpur, Malaysia	Digital Healthcare services	100.0%	100.0%
Babylon International Limited	London, UK	Digital Healthcare services	100.0%	100.0%
Babylon Health Ireland Limited	Cork, Ireland	Digital Healthcare services	100.0%	100.0%
Babylon Singapore PTE Limited	Singapore	Digital Healthcare services	100.0%	100.0%
Health Innovators Inc	Delaware, USA	Digital Healthcare services	70.1%	58.0%
Babylon Acquisition Corp	Delaware, USA	Digital Healthcare services	100.0%	—
Babylon Technology LTDA	Brazil	Digital Healthcare services	100.0%	—
Group:
Babylon Healthcare Inc	Delaware, USA	Digital Healthcare services	100.0%	—
Babylon Healthcare NJ, PC*	New Jersey, USA	Healthcare services	100.0%	—
Babylon Healthcare, PLLC*	Maine, USA	Healthcare services	100.0%	—
Marcus Zachary DO, OC*	California, USA	Healthcare services	100.0%	—
California Telemedicine Associates, PC*	California, USA	Healthcare services	100.0%	—
Telemedicine Associates, PC*	Maine, USA	Healthcare services	100.0%	—
Babylon Healthcare, PC*	Illinois, USA	Healthcare services	100.0%	—
Babylon Healthcare NC, PC*	North Carolina, USA	Healthcare services	100.0%	—

Investment in Associates:
Higi SH Holdings Inc.	Delaware, USA	Digital Healthcare services	19.0%	—

*	Subsidiary is a PC, which is included in the Consolidated Financial Statements of the Group on the basis of control. Refer to Note 2 for additional discussion.
Health Innovators, Inc.
Babylon acquired Health Innovators Inc. in 2019. In the event of a liquidation, Babylon has a preferential right to recover amounts invested prior to other shareholders or receive its percentage of net assets of Health Innovators, whichever is greater. Since the acquisition date the net assets of Health Innovators Inc. have been less than Babylon’s total investment, therefore Babylon consolidates 100.0% of Health Innovators Inc.’s net assets and no NCI is recognized. Refer to Note 5 for additional information.
Higi
On May 15, 2020 Babylon Acquisition Corp. acquired 11.0% of the preference shares in Higi SH Holdings Inc. (“Higi”). Higi provides digital healthcare services via a network of Smart Health Stations located around the USA, the investment is in line with the Group’s objective to provide accessible and affordable healthcare.
The Group has the option to increase their shareholding in Higi to 25% exercisable over the period to July 2021 and subsequently the option to purchase the remaining 75% of shares exercisable over the period to May 2023. At December 31, 2020 the total shareholding was 19.0%.
Higi is accounted for as an associate because the Group is able to demonstrate significant influence over Higi through representation on the board, the power to participate in policy. During the period to December 30, 2020 the Group did not have the substantive rights to exert control over Higi due to the existence of significant barriers that prevented exercise of the purchase option.
The following table summarizes the financial information of Higi as of December 31, 2020:

$’000
Non-current assets	1,792
Current Assets	10,403
Non-current liabilities	8,670
Current liabilities	4,661

Net assets (100%)	(1,136)
Revenue	9,486

Total comprehensive loss	(13,558)
As of December 31, 2020, our financial statements includes a total carrying amount of $8,876 thousand, total investment of $10,000 thousand and a loss of $1,124 thousand related to Higi. If the Group did have substantive rights to exert control over Higi, management estimates that consolidated losses would have been $190,378 thousand (higher by $7,041 thousand) and consolidated net assets would have been $53,875 thousand (higher by $541 thousand) for the year ended December 31, 2020.